Income Taxes - Summary of Consolidated (loss) income before income taxes on a geographic basis (Details) - Gelesis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
United States	$ (86,693)	$ (19,658)
Non-U.S	(6,637)	(4,208)
Loss before income taxes	$ (93,330)	$ (23,866)